Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.24 31.12.23
1
Debt securities 41,585 45,057
Loans to financial advisors 2,723 2,615
Fee- and commission-related receivables 2,242 2,576
Finance lease receivables 5,879 6,288
Settlement and clearing accounts

430 338
Accrued interest income 2,115 3,163
Other
2
3,862 5,418
Total other financial assets measured at amortized cost 58,835 65,455
1 Comparative-period information has

been revised. Refer to

Note 2 for more information.

2 Predominantly includes cash collateral

provided to exchanges and

clearing houses to secure securities

trading activity
through those counterparties.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory

USD m 31.12.24 31.12.23
Precious metals and other physical commodities

7,341 5,930
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
1,946 2,726
Prepaid expenses 1,679 2,080
Current tax assets

1,546 1,456
VAT,

withholding tax and other tax receivables
1,233 1,327
Properties and other non-current assets held for sale 196 188
Assets of disposal groups held for sale
2
1,705
Other 2,119 2,342
Total other non-financial assets 17,766 16,049
1 Refer to Note 18 for more information.

2 Refer to Note 29 for more information about the agreement to sell Select Portfolio

Servicing.